Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Guarantees and Documentary Credits Fair Value [Line Items]
Bank guarantees	₨ 729,008.0	$ 11,241.4	₨ 652,140.6
Estimated fair values of bank guarantees	(2,679.4)	(41.3)	(2,198.6)
Financial guarantees
Guarantees and Documentary Credits Fair Value [Line Items]
Bank guarantees	202,430.1	3,121.5	194,250.1
Performance guarantees
Guarantees and Documentary Credits Fair Value [Line Items]
Bank guarantees	166,964.2	2,574.6	140,364.7
Documentary credits
Guarantees and Documentary Credits Fair Value [Line Items]
Bank guarantees	359,613.7	5,545.3	317,525.8
Estimated fair values of documentary credits	(340.2)	(5.2)	(326.1)
Guarantees
Guarantees and Documentary Credits Fair Value [Line Items]
Estimated fair values of bank guarantees	₨ (2,339.2)	$ (36.1)	₨ (1,872.5)